Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Entity Address, Country	SG
Amendment Flag	false
Entity Central Index Key	0001631574
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	WAVE LIFE SCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37627
Entity Tax Identification Number	42-2115035
Entity Address, Address Line One	733 Concord Avenue
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	(617)
Local Phone Number	949-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	WVE
Security Exchange Name	NASDAQ